Trade and Other Receivables (Details 3) - NZD ($) $ in Thousands	Jan. 31, 2018	Jan. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Trade and other receivables [abstract]
Transferred receivables	$ 9,790	$ 11,649	$ 14,599	$ 0